Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade and Other Payables
	December 31, 2018		December 31, 2017
Trade payables and accrued liabilities		$395,883		$360,697
Interest payable on long-term borrowings		10,906		10,161
Payable to related parties (Note 22)		51,490		52,308
Other		965		12,703
		$459,244		$435,869